SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2024	$ 388,249
2024	770,356	$ 772,466
2025	770,356	770,356
2026	770,356	770,356
2027	711,930	770,356
Thereafter	2,858,566
Intangible assets, net	$ 6,269,813	6,654,030	$ 687,500
2028		711,930
Thereafter		$ 2,858,566